UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23074

Nuveen High Income December 2018 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHA

Nuveen High Income December 2018 Target Term Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 129.9% (99.5% of Total Investments)

	CORPORATE BONDS – 127.7% (97.8% of Total Investments)

	Aerospace & Defense – 0.6%

$2,000	Bombardier Inc., 144A	5.500%	9/15/18	B	$1,840,000

	Airlines – 1.9%

5,240	US Airways Group Inc.	6.125%	6/01/18	BB–	5,462,700

	Auto Components – 1.3%

3,500	Schaeffler Holding Finance BV, 144A	6.875%	8/15/18	Ba3	3,605,000

	Automobiles – 2.5%

3,000	General Motors Corporation	3.500%	10/02/18	BBB–	3,071,361
4,000	Jaguar Land Rover Automotive PLC, 144A	4.125%	12/15/18	BB	4,102,800
7,000	Total Automobiles				7,174,161

	Banks – 2.5%

4,000	CIT Group Inc., 144A	6.625%	4/01/18	BB+	4,205,000
3,000	CIT Group Inc.	3.875%	2/19/19	BB+	2,992,500
7,000	Total Banks				7,197,500

	Beverages – 0.5%

1,350	Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	1,296,000

	Building Products – 1.3%

3,250	USG Corporation	9.750%	1/15/18	B+	3,635,125

	Chemicals – 2.8%

3,770	Ineos Group Holdings SA, 144A	5.875%	2/15/19	B–	3,798,275
4,500	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	4,218,750
8,270	Total Chemicals				8,017,025

	Commercial Services & Supplies – 4.9%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	1,990,000
3,000	International Lease Finance Corporation	5.875%	4/01/19	BBB–	3,168,750
2,000	International Lease Finance Corporation	6.250%	5/15/19	BBB–	2,132,500
3,000	R.R. Donnelley & Sons Company	7.250%	5/15/18	BB–	3,146,250
3,500	R.R. Donnelley & Sons Company	8.250%	3/15/19	BB–	3,666,250
13,500	Total Commercial Services & Supplies				14,103,750

	Construction & Engineering – 0.9%

3,000	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,580,000

	Construction Materials – 1.8%

5,000	Cemex SAB de CV, 144A	5.875%	3/25/19	BB–	5,025,000

	Consumer Finance – 5.5%

5,805	Ally Financial Inc.	4.750%	9/10/18	BB+	5,913,844
3,000	American General Finance Corporation	5.750%	9/15/16	B	3,022,500
3,000	Navient Corporation	8.450%	6/15/18	BB	3,213,750
1,500	Navient Corporation	5.500%	1/15/19	BB	1,473,750
2,000	Springleaf Finance Corporation	6.900%	12/15/17	B	2,065,000
15,305	Total Consumer Finance				15,688,844

Nuveen Investments	1

JHA	Nuveen High Income December 2018 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 2.3%

$2,500	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	$2,473,438
2,000	Reynolds Group	8.500%	5/15/18	CCC+	2,000,000
2,000	Reynolds Group	9.000%	4/15/19	CCC+	2,025,000
6,500	Total Containers & Packaging				6,498,438

	Diversified Consumer Services – 1.3%

3,500	Office Depot Inc., 144A	9.750%	3/15/19	B	3,685,500

	Diversified Financial Services – 1.7%

5,000	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	4,843,750

	Diversified Telecommunication Services – 4.3%

4,000	Frontier Communications Corporation	8.125%	10/01/18	BB	4,270,000
2,500	Frontier Communications Corporation	7.125%	3/15/19	BB	2,568,750
1,500	IntelSat Jackson Holdings	7.250%	4/01/19	CCC	1,106,250
4,000	Windstream Corporation	7.875%	11/01/17	BB–	4,260,000
12,000	Total Diversified Telecommunication Services				12,205,000

	Electronic Equipment, Instruments & Components – 2.7%

4,500	Anixter Inc.	5.625%	5/01/19	BB+	4,713,750
3,045	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BB+	3,113,513
7,545	Total Electronic Equipment, Instruments & Components				7,827,263

	Energy Equipment & Services – 0.8%

2,000	Noble Holding International Limited	4.000%	3/16/18	BBB	1,857,760
500	Weatherford International Limited Bermuda	9.625%	3/01/19	BB+	500,000
2,500	Total Energy Equipment & Services				2,357,760

	Food & Staples Retailing – 1.3%

3,750	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B	3,581,250

	Food Products – 3.1%

2,000	Bumble Bee Holdings Inc., 144A	9.000%	12/15/17	B	2,005,000
4,000	Dole Food Company, 144A	7.250%	5/01/19	B3	3,980,000
3,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	3,015,000
9,000	Total Food Products				9,000,000

	Health Care Equipment & Supplies – 3.4%

2,000	Convatec Healthcare, 144A	10.500%	12/15/18	B	2,060,000
3,500	Tenet Healthcare Corporation	6.250%	11/01/18	Ba2	3,727,500
4,120	Tenet Healthcare Corporation	5.000%	3/01/19	B3	4,073,650
9,620	Total Health Care Equipment & Supplies				9,861,150

	Health Care Providers & Services – 6.6%

6,500	Community Health Systems, Inc.	5.125%	8/15/18	BB	6,548,749
6,000	HCA Inc.	3.750%	3/15/19	BBB–	6,146,399
4,000	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,945,000
2,300	Mallinckrodt International Finance SA	3.500%	4/15/18	B	2,208,000
18,800	Total Health Care Providers & Services				18,848,148

	Hotels, Restaurants & Leisure – 2.0%

5,010	MGM Resorts International Inc.	8.625%	2/01/19	BB	5,698,875

	Household Durables – 6.8%

5,000	KB Home	4.750%	5/15/19	B+	4,981,250
4,250	Meritage Homes Corporation	4.500%	3/01/18	BB–	4,292,500
5,500	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	5,403,750
5,000	William Lyon Homes Incorporated	5.750%	4/15/19	B–	4,825,000
19,750	Total Household Durables				19,502,500

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 3.1%

$2,000	GenOn Energy Inc.	9.500%	10/15/18	B–	$1,460,000
4,500	NRG Energy Inc.	7.625%	1/15/18	BB–	4,781,250
2,528	TransAlta Corporation	6.650%	5/15/18	BBB–	2,514,667
9,028	Total Independent Power & Renewable Electricity Producers				8,755,917

	Industrial Conglomerates – 1.7%

5,000	Icahn Enterprises Finance	4.875%	3/15/19	BBB–	4,800,000

	Insurance – 1.4%

4,100	Genworth Financial Inc.	6.515%	5/22/18	Ba3	3,936,000

	Internet Software & Services – 1.1%

3,000	Earthlink Inc.	8.875%	5/15/19	B3	3,075,000

	IT Services – 1.8%

2,855	Alliance Data Systems Corporation, 144A	5.250%	12/01/17	N/R	2,890,688
2,134	Xerox Corporation	6.350%	5/15/18	Baa2	2,277,275
4,989	Total IT Services				5,167,963

	Machinery – 3.2%

2,250	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	2,072,813
5,160	CNH Industrial Capital LLC	3.875%	7/16/18	Ba1	5,134,200
2,500	Harsco Corporation	5.750%	5/15/18	Ba1	2,050,000
9,910	Total Machinery				9,257,013

	Marine – 0.4%

1,404	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	1,165,320

	Media – 7.0%

2,000	Cablevision Systems Corporation	7.750%	4/15/18	B1	2,085,000
5,000	CSC Holdings Inc.	8.625%	2/15/19	BB	5,500,000
6,302	Dish DBS Corporation	4.250%	4/01/18	BB–	6,458,226
5,900	Numericable Group SA, 144A	4.875%	5/15/19	B+	5,870,500
19,202	Total Media				19,913,726

	Metals & Mining – 11.7%

6,500	Alcoa Inc.	5.720%	2/23/19	BBB–	6,759,999
1,500	ArcelorMittal	5.500%	2/25/17	BB+	1,520,625
1,000	ArcelorMittal	6.125%	6/01/18	BB+	1,010,000
4,827	Barrick Gold Corporation	6.950%	4/01/19	BBB–	5,272,938
3,000	BlueScope Steel Limited Finance, 144A	7.125%	5/01/18	BB	3,015,000
1,533	Commercial Metals Inc.	6.500%	7/15/17	BB+	1,575,158
4,000	Commercial Metals Inc.	7.350%	8/15/18	BB+	4,230,000
2,000	Freeport McMoRan, Inc.	2.375%	3/15/18	BBB–	1,770,000
2,000	Glencore Funding LLC, 144A	2.500%	1/15/19	BBB–	1,830,000
1,500	Imperial Metals Corporation, 144A	7.000%	3/15/19	Caa2	1,305,000
4,000	Novellis Inc.	8.375%	12/15/17	B	4,068,000
1,000	Teck Resources Limited	3.850%	8/15/17	B+	945,000
32,860	Total Metals & Mining				33,301,720

	Multiline Retail – 1.2%

3,500	J.C. Penney Corporation Inc.	5.750%	2/15/18	B	3,543,750

	Oil, Gas & Consumable Fuels – 9.2%

2,795	Energy Transfer Partners	2.500%	6/15/18	BBB–	2,705,851
4,500	Kinder Morgan Energy Partners, LP	5.950%	2/15/18	BBB–	4,710,870
2,410	Murphy Oil Corporation	2.500%	12/01/17	BBB–	2,259,626
1,755	Noble Energy Inc.	8.250%	3/01/19	BBB	1,931,739
2,000	Oasis Petroleum Inc.	7.250%	2/01/19	B+	1,525,000
1,000	Petrobras International Finance Company	5.875%	3/01/18	BB+	959,800

Nuveen Investments	3

JHA	Nuveen High Income December 2018 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$5,000	Sabine Pass LNG LP	7.500%	11/30/16	BB+	$5,145,000
3,000	Southwestern Energy Company	7.500%	2/01/18	BB+	2,512,500
3,500	Targa Resources Inc.	5.000%	1/15/18		3,491,250
1,500	Whiting Petroleum Corporation	5.000%	3/15/19	B	1,038,750
27,460	Total Oil, Gas & Consumable Fuels				26,280,386

	Paper & Forest Products – 1.7%

4,600	Sappi Papier Holding GMBH, 144A	7.750%	7/15/17	Ba2	4,812,750

	Pharmaceuticals – 0.6%

2,000	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B–	1,815,000

	Real Estate Investment Trust – 4.1%

5,500	iStar Inc.	7.125%	2/15/18	B+	5,568,750
3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B	3,082,500
3,000	Vereit Operating Partner	3.000%	2/06/19	BB+	2,947,140
11,500	Total Real Estate Investment Trust				11,598,390

	Real Estate Management & Development – 1.3%

2,000	Crescent Resources LLC, 144A	10.250%	8/15/17	B+	1,980,000
1,550	Yuzhou Properties Co Limited, Reg S	8.625%	1/24/19	BB–	1,637,484
3,550	Total Real Estate Management & Development				3,617,484

	Road & Rail – 3.9%

4,000	Con-Way, Inc.	7.250%	1/15/18	CCC+	4,050,000
7,000	Hertz Corporation	6.750%	4/15/19	B	7,101,428
11,000	Total Road & Rail				11,151,428

	Semiconductors & Semiconductor Equipment – 1.8%

5,000	NXP BV, 144A	3.750%	6/01/18	BB+	5,062,500

	Specialty Retail – 2.7%

3,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	3,392,188
2,000	Guitar Center Inc., 144A	6.500%	4/15/19	B–	1,800,000
2,500	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	2,437,500
7,750	Total Specialty Retail				7,629,688

	Technology Hardware, Storage & Peripherals – 2.5%

4,000	Dell Inc.	5.650%	4/15/18	BB+	4,200,000
3,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	2,987,289
7,000	Total Technology Hardware, Storage & Peripherals				7,187,289

	Thrifts & Mortgage Finance – 1.9%

5,415	Radian Group Inc.	5.500%	6/01/19	BB–	5,509,763

	Transportation Infrastructure – 1.0%

3,000	Navigator Holdings Limited, 144A, Reg S	9.000%	12/18/17	N/R	2,979,624

	Wireless Telecommunication Services – 1.6%

4,500	Sprint Communications Inc.	9.000%	11/15/18	BB	4,713,750
$363,158	Total Corporate Bonds (cost $365,872,068)				364,809,200

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 2.2% (1.7% of Total Investments)

	Capital Markets – 1.0%

$3,000	Prospect Capital Corporation	5.875%	1/15/19	BBB–	$2,806,875

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 1.2%

$3,800	NRG Yield Inc., 144A	3.500%	2/01/19	N/R	$3,560,125
$6,800	Total Convertible Bonds (cost $6,491,160)				6,367,000
	Total Long-Term Investments (cost $372,363,228)				371,176,200

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.6% (0.5% of Total Investments)

	REPURCHASE AGREEMENTS – 0.6% (0.5% of Total Investments)

$1,704	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $1,703,504, collateralized by $1,655,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $1,739,819	0.030%	4/01/16		$1,703,503
	Total Short-Term Investments (cost $1,703,503)				1,703,503
	Total Investments (cost $374,066,731) – 130.5%				372,879,703
	Borrowings – (32.2)% (3) (4)				(92,000,000)
	Other Assets Less Liabilities – 1.7%				4,843,283
	Net Assets – 100%				$285,722,986

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$364,809,200	$—	$364,809,200
Convertible Bonds	—	6,367,000	—	6,367,000

Short-Term Investments:
Repurchase Agreements	—	1,703,503	—	1,703,503
Total	$—	$372,879,703	$—	$372,879,703

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	5

JHA	Nuveen High Income December 2018 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

As of March 31, 2016, the cost of investments was $374,066,731.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$3,603,474
Depreciation	(4,790,502)
Net unrealized appreciation (depreciation) of investments	$(1,187,028)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 24.7%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

6	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2018 Target Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016